Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Summary of Property, Plant and Equipment

A summary of property, plant and equipment as of December 31, 2013, and 2012 is as follows:

	2013	2012
	(in millions)
Land and industrial buildings	$3,478	$3,136
Plant, machinery and equipment	8,481	8,096
Assets sold with buy-back commitment	2,813	2,260
Construction in progress	516	324
Other	960	946

Gross property, plant and equipment	16,248	14,762
Accumulated depreciation	(9,158)	(8,608)

Net property, plant and equipment	$7,090	$6,154

Summary of Property, Plant and Equipment Recorded under Finance Leases

A summary of property, plant and equipment recorded under capital leases ¹ as of December 31, 2013, and 2012 is as follows:

	2013	2012
	(in millions)
Gross capital leases ²	$158	$133
Accumulated depreciation	(38)	(32)

Net capital leases	$120	$101

¹	Included in Property, plant and equipment table above
²	Consists of industrial buildings, plant, machinery and equipment